Stock-Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Equity units shares (in Shares)			4,162,044
Business combination shares (in Shares)			279,464
Outstanding options shares (in Shares)			3,970,266
Continuous service percentage			25.00%
Compensation expense	$ 235,593	$ 117,571	$ 624,407	$ 325,935
Unrecognized compensation	$ 1,584,941		$ 1,584,941
Remaining weighted average period			2 years 9 months 14 days
Remaining weighted average contractual life			6 years 6 months		6 years 1 month 6 days